Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Real Estate Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Equity Central Fund
Class Name	Fidelity® Real Estate Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Equity Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending September 30, 2025, extending a historically fast rebound that began in early April, supported by strong corporate fundamentals, a resilient economy and the Federal Reserve's first interest-rate reduction since December.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the FTSE NAREIT Equity REITS Index for the fiscal year, including underweights in regional malls and health care. Also hurting our result were picks in free standing and data centers.
•Not owning Simon Property Group, an index component that gained about 17%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in Americold Realty Trust (-54%). Another notable relative detractor was an overweight in CubeSmart (-21%). The stock was one of the fund's largest holdings this period.
•In contrast, the primary contributor to performance versus the real estate index was stock selection in health care. Stock picking in real estate services and single-family residential also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Ventas (+13%). The stock was one of the fund's largest holdings. A second notable relative contributor was a stake in Iron Mountain (+10%). This was an investment we established this period, and it was among the biggest holdings at period end. Not owning Extra Space Storage, an index component that returned about -18%, was another notable relative contributor.
•Notable changes in positioning include increased exposure to the other specialized and health care industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Real Estate Equity Central Fund $10,000 $12,108 $12,344 $12,805 $15,235 $13,638 $18,191 $14,654 $15,226 $20,357 $19,723 FTSE® NAREIT® Equity REITs Index $10,000 $11,986 $12,066 $12,524 $14,831 $12,137 $16,675 $13,939 $14,355 $19,342 $18,959 S&P 500® Index $10,000 $11,543 $13,691 $16,143 $16,830 $19,380 $25,194 $21,296 $25,900 $35,315 $41,530 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Equity Central Fund -3.12% 7.66% 7.03% FTSE® NAREIT® Equity REITs Index -1.98% 9.33% 6.61% S&P 500® Index 17.60% 16.47% 15.30% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 873,026,570
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$873,026,570
Number of Holdings	32
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 28.9 Retail REITs 16.7 Residential REITs 16.3 Health Care REITs 15.9 Industrial REITs 15.0 Office REITs 2.1 Hotel & Resort REITs 2.1 Real Estate Management & Development 2.0 Common Stocks 99.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Prologis Inc 10.2 Equinix Inc 9.9 Ventas Inc 7.9 Welltower Inc 7.1 Public Storage Operating Co 5.4 Iron Mountain Inc 4.6 AvalonBay Communities Inc 4.2 Tanger Inc 3.7 Camden Property Trust 3.6 NNN REIT Inc 3.4 60.0
Fidelity International Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® International Equity Central Fund
Class Name	Fidelity® International Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® International Equity Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Equity Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending September 30, 2025, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks in Europe ex U.K. and stock picking and an underweight in Canada detracted from the fund's performance versus the MSCI World ex USA (Linked 10/1/2015) Index for the fiscal year.
•By sector, security selection was the primary detractor, especially within financials. Also hurting our result was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and consumer discretionary, primarily within the consumer durables & apparel industry.
•The largest individual relative detractor this period was avoiding HSBC, a benchmark component that gained 66%. The second-largest relative detractor was an overweight in Alcon (-25%). Another notable relative detractor was an overweight in DSV (+1%).
•In contrast, from a regional standpoint, stock picks in Japan and an overweight in Europe ex U.K., primarily in Switzerland, contributed to the fund's relative result.
•By sector, the biggest contributors to performance versus the benchmark were security selection and an underweight in consumer staples. An overweight in industrials, primarily within the capital goods industry, and an underweight in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Rolls-Royce (+129%). The second-largest relative contributor was an overweight in CaixaBank (+86%). Another notable relative contributor was an overweight in UniCredit (+80%). Each was among the fund's largest holdings.
•Notable changes in positioning include increased exposure to Spain and a lower allocation to Netherlands. By sector, meaningful changes in positioning include increased exposure to communication services and a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® International Equity Central Fund $10,000 $10,695 $12,784 $13,079 $13,052 $14,476 $18,590 $13,532 $17,020 $21,969 $25,373 MSCI World ex USA (Linked 10/1/2015) Index $10,000 $10,739 $12,777 $13,148 $13,054 $13,102 $16,608 $12,665 $15,740 $19,719 $22,945 MSCI World ex USA Index $10,000 $10,739 $12,777 $13,148 $13,054 $13,102 $16,608 $12,665 $15,740 $19,719 $22,945 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® International Equity Central Fund 15.50% 11.88% 9.76% MSCI World ex USA (Linked 10/1/2015) Index 16.36% 11.86% 8.66% MSCI World ex USA Index 16.36% 11.86% 8.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,424,103,599
Holdings Count | shares	275
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$6,424,103,599
Number of Holdings	275
Total Advisory Fee	$0
Portfolio Turnover	54%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 27.8 Industrials 22.2 Information Technology 10.7 Consumer Discretionary 7.4 Materials 7.2 Health Care 6.9 Communication Services 5.5 Consumer Staples 5.1 Energy 2.4 Utilities 2.3 Real Estate 0.7 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 Japan 15.9 United Kingdom 14.7 United States 13.0 Germany 11.0 France 7.3 Canada 6.4 Spain 5.6 Italy 5.0 Netherlands 3.0 Others 18.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 15.9 United Kingdom - 14.7 United States - 13.0 Germany - 11.0 France - 7.3 Canada - 6.4 Spain - 5.6 Italy - 5.0 Netherlands - 3.0 Others - 18.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Banco Santander SA 2.3 Rolls-Royce Holdings PLC 2.2 Schneider Electric SE 2.0 SAP SE 1.9 Hitachi Ltd 1.9 ASML Holding NV 1.8 CaixaBank SA 1.7 UniCredit SpA 1.6 3i Group PLC 1.5 Air Liquide SA 1.4 18.3
Fidelity Floating Rate Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Floating Rate Central Fund
Class Name	Fidelity® Floating Rate Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Floating Rate Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Floating Rate Central Fund	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Leveraged loans posted a strong gain for the 12 months ending September 30, 2025. The category performed well early on, but declined in March and April, along with other risk assets, on concerns about the impact of a possible trade war on the economy. Loans then rebounded when the U.S. administration relaxed its stance on tariffs, but underperformed later in the period amid declining rates and the Federal Reserve's first rate cut since December.
•Against this backdrop, the fund's core investment in floating-rate leveraged loans gained 6.99% and detracted from performance versus the Morningstar LSTA US Performing Loans Index for the fiscal year. By industry, the primary contributor to performance versus the benchmark was security selection in chemicals & plastics. Our choices and an underweight in automotive also boosted relative performance. Also bolstering our relative result were our choices in leisure goods/activities/movies. Lastly, the fund's position in cash contributed.
•The top individual relative contributor this period was avoiding First Brands, a benchmark component that returned roughly -65%. A second notable relative contributor was an overweight in Altice (+35%). The company was one of our biggest holdings. A non-benchmark stake in Chesapeake Energy gained about 33% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in oil & gas. Also hurting our result were our choices in retailers (except food & drug) and food products.
•The largest individual relative detractor was an overweight in New Fortress Energy (-39%). A second notable relative detractor was our non-benchmark stake in Jo Ann Stores (-44%). Another notable relative detractor was our non-benchmark stake in Securus Technologies (-25%).
•Notable changes in positioning include increased exposure to the all telecom industry and a lower allocation to business equipment & services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Floating Rate Central Fund $10,000 $10,595 $11,207 $11,840 $12,337 $12,388 $13,502 $13,234 $15,041 $16,525 $17,716 Morningstar® LSTA® US Performing Loans $10,000 $10,570 $11,144 $11,754 $12,107 $12,271 $13,353 $13,005 $14,746 $16,202 $17,342 Bloomberg U.S. Universal Bond Index $10,000 $10,611 $10,713 $10,606 $11,674 $12,454 $12,479 $10,617 $10,788 $12,090 $12,502 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Floating Rate Central Fund 7.20% 7.42% 5.89% Morningstar® LSTA® US Performing Loans 7.04% 7.16% 5.66% Bloomberg U.S. Universal Bond Index 3.40% 0.08% 2.26% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,986,395,015
Holdings Count | shares	583
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$1,986,395,015
Number of Holdings	583
Total Advisory Fee	$0
Portfolio Turnover	44%

Holdings [Text Block]	A 0.0 BBB 1.5 BB 17.7 B 58.4 CCC,CC,C 8.5 Not Rated 7.8 Equities 1.8 Short-Term Investments and Net Other Assets (Liabilities) 4.3 QUALITY DIVERSIFICATION (% of Fund's net assets) A - 0.0 BBB - 1.5 BB - 17.7 B - 58.4 CCC,CC,C - 8.5 Not Rated - 7.8 Equities - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Bank Loan Obligations 89.1 Corporate Bonds 3.4 Common Stocks 1.7 Alternative Funds 0.9 Asset-Backed Securities 0.3 Preferred Securities 0.2 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets) Bank Loan Obligations - 89.1 Corporate Bonds - 3.4 Common Stocks - 1.7 Alternative Funds - 0.9 Asset-Backed Securities - 0.3 Preferred Securities - 0.2 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 4.3 United States 91.2 United Kingdom 2.8 Canada 1.7 France 1.2 Netherlands 1.0 Grand Cayman (UK Overseas Ter) 0.6 Luxembourg 0.3 Switzerland 0.3 Puerto Rico 0.3 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.2 United Kingdom - 2.8 Canada - 1.7 France - 1.2 Netherlands - 1.0 Grand Cayman (UK Overseas Ter) - 0.6 Luxembourg - 0.3 Switzerland - 0.3 Puerto Rico - 0.3 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Great Outdoors Group LLC 2.6 Asurion LLC 2.6 Acrisure LLC 1.2 Altice France SA 1.2 Clydesdale Acquisition Holdings Inc 1.2 Lumen Technologies Inc 1.1 Polaris Newco LLC 1.0 X Corp 1.0 MH Sub I LLC 1.0 Caesars Entertainment Inc 0.9 13.8
Fidelity Emerging Markets Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Emerging Markets Equity Central Fund
Class Name	Fidelity® Emerging Markets Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Emerging Markets Equity Central Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Emerging Markets Equity Central Fund	$ 3	0.02%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities achieved a strong gain for the 12 months ending September 30, 2025, rising amid increasingly attractive valuations compared to U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions.
•Against this backdrop, stock picks and an underweight in Emerging Asia and the Middle East contributed to the fund's performance versus the Fidelity Emerging Markets Equity Central Fund Linked Index for the fiscal year.
•By sector, security selection was the primary contributor, led by information technology. Stock picking in materials and financials, primarily within the banks industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Sea gained about 78% and was the top individual relative contributor. This period we decreased our investment in Sea. A second notable relative contributor was an overweight in MMG (+181%). This was an investment we established this period. Another notable relative contributor was an overweight in Impala Platinum Holdings (+129%).
•In contrast, from a regional standpoint, security selection and an overweight in Latin America, primarily in Brazil, and a non-benchmark allocation to developed markets detracted from the fund's relative result.
•By sector, the biggest detractor from performance versus the benchmark was security selection in consumer staples, primarily within the consumer staples distribution & retail industry. Also hurting our result were underweights in communication services and information technology, primarily within the technology hardware & equipment industry. Lastly, the fund's position in cash detracted.
•The biggest individual relative detractor was our stake in Raia Drogasil (-45%). The stock was not held at period end. A second notable relative detractor was an overweight in Bank Central Asia (-31%). An overweight in Sumber Alfaria Trijaya (-44%) also detracted.
•Notable changes in positioning include increased exposure to South Korea and South Africa. By sector, meaningful changes in positioning include decreased exposure to consumer staples and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Emerging Markets Equity Central Fund $10,000 $11,951 $14,886 $14,261 $15,005 $17,362 $20,694 $13,873 $15,969 $20,087 $24,471 Fidelity Emerging Markets Equity Central Fund Linked Index℠ $10,000 $11,682 $14,312 $14,189 $13,942 $15,253 $17,940 $12,899 $14,413 $18,169 $21,312 MSCI Emerging Markets Index $10,000 $11,682 $14,312 $14,201 $13,919 $15,388 $18,192 $13,080 $14,615 $18,424 $21,611 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Emerging Markets Equity Central Fund 21.83% 7.10% 9.36% Fidelity Emerging Markets Equity Central Fund Linked Index℠ 17.29% 6.92% 7.86% MSCI Emerging Markets Index 17.29% 7.03% 8.01% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,012,689,539
Holdings Count | shares	247
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$3,012,689,539
Number of Holdings	247
Total Advisory Fee	$0
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.4 Financials 22.2 Consumer Discretionary 15.4 Communication Services 9.9 Materials 6.5 Industrials 5.5 Consumer Staples 3.8 Energy 3.5 Health Care 3.2 Utilities 2.3 Real Estate 1.3 Common Stocks 98.2 Preferred Stocks 0.7 Bonds 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Preferred Stocks - 0.7 Bonds - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 China 31.9 Taiwan 18.4 India 13.8 Korea (South) 10.5 Brazil 5.6 South Africa 4.4 Saudi Arabia 2.9 Mexico 2.1 Indonesia 1.7 Others 8.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 31.9 Taiwan - 18.4 India - 13.8 Korea (South) - 10.5 Brazil - 5.6 South Africa - 4.4 Saudi Arabia - 2.9 Mexico - 2.1 Indonesia - 1.7 Others - 8.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.8 Tencent Holdings Ltd 7.3 Alibaba Group Holding Ltd 4.0 Samsung Electronics Co Ltd 4.0 SK Hynix Inc 2.2 China Construction Bank Corp H Shares 2.2 HDFC Bank Ltd/Gandhinagar 1.8 PDD Holdings Inc Class A ADR 1.7 Naspers Ltd Class N 1.6 Reliance Industries Ltd 1.3 38.9